                  PREMIER ADVISERS II VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers II Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE               METROPOLITAN SERIES FUND, INC.
  PRODUCTS -- SERVICE CLASS 2                  BlackRock Bond Income Portfolio -- Class
  Contrafund(R) Portfolio                         B
  Mid Cap Portfolio                            BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE EQUITY               Portfolio -- Class A
  TRUST -- CLASS I                             BlackRock Money Market
  Legg Mason ClearBridge Variable                 Portfolio -- Class A
     Fundamental All Cap Value Portfolio       FI Value Leaders Portfolio -- Class D
  Legg Mason ClearBridge Variable Large        Met/Artisan Mid Cap Value
     Cap Value Portfolio                          Portfolio -- Class B
  Legg Mason ClearBridge Variable Small        MFS(R) Total Return Portfolio -- Class F
     Cap Growth Portfolio                      Neuberger Berman Mid Cap Value
LEGG MASON PARTNERS VARIABLE INCOME               Portfolio -- Class A
  TRUST -- CLASS I                             Oppenheimer Global Equity
  Legg Mason Western Asset Variable Global        Portfolio -- Class B
     High Yield Bond Portfolio               THE UNIVERSAL INSTITUTIONAL FUNDS,
  Legg Mason Western Asset Variable            INC. -- CLASS I
     Strategic Bond Portfolio                  Capital Growth Portfolio
MET INVESTORS SERIES TRUST                     Value Portfolio
  Clarion Global Real Estate                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS
     Portfolio -- Class A                      II
  Invesco Small Cap Growth                     Capital Growth Portfolio
     Portfolio -- Class B                      Government Portfolio
  Janus Forty Portfolio -- Class E             Growth and Income Portfolio
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A
  Van Kampen Comstock Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change, fund and/or trust reorganization, or substitution. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                     SUMMARY

--------------------------------------------------------------------------------

The following information is added as the second paragraph in the "WHO CAN PURCHASE THIS CONTRACT?" subsection:

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(3)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 + years                                    0%


(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge*..............................................    1.35%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.50%
Optional E.S.P. Charge..........................................................    0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.70%
Optional GMWB I Charge..........................................................    0.40%(5)
Optional GMWB II Charge.........................................................    0.50%(5)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    1.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    1.95%


---------
*     We will waive the following amounts of the Mortality and Expenses Risk
      Charge: an amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; an amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B.
(5)   The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.17%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION               ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  FUND FEES    ANNUAL          WAIVER         ANNUAL
                                MANAGEMENT     SERVICE        OTHER        AND      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND                     FEE      (12B-1) FEES   EXPENSES    EXPENSES*   EXPENSES     REIMBURSEMENT    EXPENSES**
---------------                 ----------  -------------  ----------  ----------  ----------  -----------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio.....     0.56%         0.25%        0.11%         --        0.92%             --           0.92%
  Mid Cap Portfolio...........     0.56%         0.25%        0.12%         --        0.93%             --           0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge
     Variable Fundamental All
     Cap Value Portfolio......     0.75%           --         0.05%         --        0.80%             --           0.80%
  Legg Mason ClearBridge
     Variable Large Cap Value
     Portfolio................     0.65%           --         0.06%         --        0.71%             --           0.71%
  Legg Mason ClearBridge
     Variable Small Cap Growth
     Portfolio................     0.75%           --         0.17%         --        0.92%             --           0.92%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High
     Yield Bond Portfolio.....     0.80%           --         0.11%         --        0.91%             --           0.91%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio................     0.65%           --         0.31%         --        0.96%             --           0.96%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio -- Class A.....     0.64%           --         0.09%         --        0.73%             --           0.73%
  Invesco Small Cap Growth
     Portfolio -- Class B.....     0.86%         0.25%        0.04%         --        1.15%             --           1.15%
  Janus Forty Portfolio
     -- Class E...............     0.64%         0.15%        0.04%         --        0.83%             --           0.83%
  MFS(R) Emerging Markets
     Equity Portfolio -- Class
     A........................     0.99%           --         0.18%         --        1.17%             --           1.17%
  Morgan Stanley Mid Cap
     Growth Portfolio -- Class
     A........................     0.70%           --         0.20%         --        0.90%             --           0.90%
  Van Kampen Comstock
     Portfolio -- Class B.....     0.61%         0.25%        0.03%         --        0.89%             --           0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B.....     0.38%         0.25%        0.05%         --        0.68%           0.03%          0.65%(1)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A........................     0.73%           --         0.10%         --        0.83%           0.01%          0.82%(2)
  BlackRock Money Market
     Portfolio -- Class A.....     0.32%           --         0.02%         --        0.34%           0.01%          0.33%(3)
  FI Value Leaders
     Portfolio -- Class D.....     0.67%         0.10%        0.10%         --        0.87%             --           0.87%
  Met/Artisan Mid Cap Value
     Portfolio -- Class B.....     0.82%         0.25%        0.05%         --        1.12%             --           1.12%(4)
  MFS(R) Total Return
     Portfolio -- Class F.....     0.54%         0.20%        0.06%         --        0.80%             --           0.80%
  Neuberger Berman Mid Cap
     Value Portfolio -- Class
     A........................     0.65%           --         0.07%         --        0.72%             --           0.72%
  Oppenheimer Global Equity
     Portfolio -- Class A++...     0.53%           --         0.11%         --        0.64%             --           0.64%
  Oppenheimer Global Equity
     Portfolio -- Class B.....     0.53%         0.25%        0.11%         --        0.89%             --           0.89%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Capital Growth Portfolio....     0.50%           --         0.40%       0.01%       0.91%             --           0.91%
  Value Portfolio.............     0.55%           --         0.42%       0.01%       0.98%             --           0.98%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Capital Growth Portfolio....     0.70%         0.25%        0.14%         --        1.09%             --           1.09%
  Government Portfolio........     0.50%         0.25%        0.11%         --        0.86%             --           0.86%

                                             DISTRIBUTION               ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  FUND FEES    ANNUAL          WAIVER         ANNUAL
                                MANAGEMENT     SERVICE        OTHER        AND      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND                     FEE      (12B-1) FEES   EXPENSES    EXPENSES*   EXPENSES     REIMBURSEMENT    EXPENSES**
---------------                 ----------  -------------  ----------  ----------  ----------  -----------------  ----------
  Growth and Income
     Portfolio................     0.57%         0.25%        0.05%         --        0.87%             --           0.87%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(4) Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Strategic Bond Portfolio          consistent with the preservation     LLC
                                    of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities, L.P.
                                    capital appreciation and current
                                    income.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class E    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Met/Artisan Mid Cap Value           Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Artisan Partners
                                                                         Limited Partnership
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I*
Capital Growth Portfolio            Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.
Value Portfolio*                    Seeks above-average total return     Morgan Stanley Investment
                                    over a market cycle of three to      Management Inc.*
                                    five years by investing primarily
                                    in a portfolio of common stocks
                                    and other equity securities.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II*
Capital Growth Portfolio*           Seeks capital appreciation.          Van Kampen Asset Management*
Government Portfolio*               Seeks to provide investors with      Van Kampen Asset Management*
                                    high current return consistent
                                    with preservation of capital.
Growth and Income Portfolio*        Seeks long-term growth of capital    Van Kampen Asset Management*
                                    and income.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
* The portfolio name, trust name, and/or investment adviser are expected to change due to an underlying fund reorganization on or around May 28, 2010.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix A -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

We have modified the paragraph in this subsection to read as follows:

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We have modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason Western Asset Variable Strategic Bond Portfolio, Clarion Global Real Estate Portfolio, Invesco Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, and Oppenheimer Global Equity Portfolio -- the "Monitored Funds") and we monitor transfer activity in those Monitored

Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions as described in your Prospectus.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

We have modified the last paragraph in this subsection to read as follows:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the last paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

PUERTO RICO TAX CONSIDERATIONS

We have modified the paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                   APPENDIX A

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, a fund and/or trust reorganization or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental        Legg Mason ClearBridge Variable Fundamental
     Value Portfolio                                 All Cap Value Portfolio
  Legg Mason Partners Variable Investors          Legg Mason ClearBridge Variable Large Cap
     Portfolio                                       Value Portfolio
  Legg Mason Partners Variable Small Cap          Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                                Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Global High        Legg Mason Western Asset Variable Global
     Yield Portfolio                                 High Yield Portfolio
  Legg Mason Partners Variable Strategic Bond     Legg Mason Western Asset Variable Strategic
     Portfolio                                       Bond Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Met/AIM Small Cap Growth Portfolio              Invesco Small Cap Growth Portfolio
  Van Kampen Mid Cap Growth Portfolio             Morgan Stanley Mid Cap Growth Portfolio


PENDING UNDERLYING FUND/TRUST REORGANIZATIONS

The following former Underlying Funds and Trusts are expected to be reorganized into newly Underlying Funds and Trusts on or around May 28, 2010.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INC. -- CLASS I                                 INSURANCE FUNDS) -- SERIES I
  Value Portfolio(1)                            Invesco Van Kampen V.I. Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST  -- CLASS II   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
                                                  INSURANCE FUNDS) -- SERIES II
  Capital Growth Portfolio(2)                   Invesco Van Kampen V.I. Capital Growth Fund
  Government Portfolio(2)                       Invesco Van Kampen V.I. Government Fund
  Growth and Income Portfolio(2)                Invesco Van Kampen V.I. Growth and Income Fund


(1)The investment adviser for this Underlying Fund is expected to change its name from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc. on or around May 28, 2010.

(2)The investment adviser for this Underlying Fund is expected to change its name from Van Kampen Asset Management to Invesco Advisers, Inc. on or around May 28, 2010.

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES -- SERVICE SHARES            METROPOLITAN SERIES FUND, INC. -- CLASS B
  Janus Aspen Perkins Mid Cap Value Portfolio     Met/Artisan Mid Cap Value Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS,              MET INVESTORS SERIES TRUST -- CLASS B
  INC. -- CLASS II
  Small Company Growth Portfolio                  Invesco Small Cap Growth Portfolio

                 PREMIER ADVISERS III VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers III Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Morgan Stanley Mid Cap Growth
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Van Kampen Comstock Portfolio -- Class B
  Mid Cap Portfolio                              METROPOLITAN SERIES FUND, INC.
LEGG MASON PARTNERS VARIABLE EQUITY                BlackRock Bond Income Portfolio -- Class B
  TRUST -- CLASS I                                 BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class A
     Growth Portfolio                              BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Fundamental      FI Value Leaders Portfolio -- Class D
     All Cap Value                                 MFS(R) Total Return Portfolio -- Class F
     Portfolio                                     Neuberger Berman Mid Cap Value
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Growth Portfolio                              Oppenheimer Global Equity
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class B
     Value Portfolio                             MORGAN STANLEY VARIABLE INVESTMENT
  Legg Mason ClearBridge Variable Small Cap        SERIES -- CLASS Y
     Growth Portfolio                              The Capital Opportunities Portfolio
LEGG MASON PARTNERS VARIABLE INCOME                The Dividend Growth Portfolio
  TRUST -- CLASS I                                 The S & P 500 Index Portfolio
  Legg Mason Western Asset Variable Global       THE UNIVERSAL INSTITUTIONAL FUNDS,
     High Yield Bond                               INC. -- CLASS I
     Portfolio                                     Capital Growth Portfolio
  Legg Mason Western Asset Variable Strategic      Value Portfolio
     Bond Portfolio                              VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
MET INVESTORS SERIES TRUST                         Capital Growth Portfolio
  Clarion Global Real Estate                       Government Portfolio
     Portfolio -- Class A                          Growth and Income Portfolio
  Dreman Small Cap Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class
     B
  Lord Abbett Growth and Income
     Portfolio -- Class B
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A
  MFS(R) Research International
     Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change, fund and/or trust reorganization, or substitution. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                     SUMMARY

--------------------------------------------------------------------------------

The following information is added as the second paragraph in the "WHO CAN PURCHASE THE CONTRACT?" section;

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 years+                                     0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 years+                                     0%


(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge*..............................................    1.45%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.60%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.75%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........    2.25%
Optional GMWB I Charge..........................................................    1.00%(6)
Optional GMWB II Charge.........................................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    2.00%


---------
*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 1.26% for the Subaccount investing in Invesco Small Cap Growth Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.17%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION               ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  FUND FEES    ANNUAL          WAIVER         ANNUAL
                                MANAGEMENT     SERVICE        OTHER        AND      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND                     FEE      (12B-1) FEES   EXPENSES    EXPENSES*   EXPENSES     REIMBURSEMENT    EXPENSES**
---------------                 ----------  -------------  ----------  ----------  ----------  -----------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio.....     0.56%         0.25%        0.11%         --        0.92%             --           0.92%
  Mid Cap Portfolio...........     0.56%         0.25%        0.12%         --        0.93%             --           0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge
     Variable Aggressive
     Growth Portfolio++.......     0.75%           --         0.06%         --        0.81%             --           0.81%(1)
  Legg Mason ClearBridge
     Variable Fundamental All
     Cap Value Portfolio......     0.75%           --         0.05%         --        0.80%             --           0.80%
  Legg Mason ClearBridge
     Variable Large Cap Growth
     Portfolio++..............     0.75%           --         0.10%         --        0.85%             --           0.85%
  Legg Mason ClearBridge
     Variable Large Cap Value
     Portfolio................     0.65%           --         0.06%         --        0.71%             --           0.71%
  Legg Mason ClearBridge
     Variable Small Cap Growth
     Portfolio................     0.75%           --         0.17%         --        0.92%             --           0.92%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High
     Yield Bond Portfolio.....     0.80%           --         0.11%         --        0.91%             --           0.91%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio................     0.65%           --         0.31%         --        0.96%             --           0.96%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio  -- Class A....     0.64%           --         0.09%         --        0.73%             --           0.73%
  Dreman Small Cap Value
     Portfolio -- Class A.....     0.79%           --         0.10%         --        0.89%             --           0.89%
  Invesco Small Cap Growth
     Portfolio  -- Class B....     0.86%         0.25%        0.04%         --        1.15%             --           1.15%
  Lord Abbett Growth and
     Income Portfolio -- Class
     B........................     0.53%         0.25%        0.03%         --        0.81%             --           0.81%
  MFS(R) Emerging Markets
     Equity Portfolio
     -- Class A...............     0.99%           --         0.18%         --        1.17%             --           1.17%
  MFS(R) Research
     International Portfolio
     -- Class B...............     0.71%         0.25%        0.10%         --        1.06%             --           1.06%
  Morgan Stanley Mid Cap
     Growth Portfolio
     -- Class A...............     0.70%           --         0.20%         --        0.90%             --           0.90%
  Van Kampen Comstock
     Portfolio  -- Class B....     0.61%         0.25%        0.03%         --        0.89%             --           0.89%

                                             DISTRIBUTION               ACQUIRED      TOTAL     CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                  FUND FEES    ANNUAL          WAIVER         ANNUAL
                                MANAGEMENT     SERVICE        OTHER        AND      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND                     FEE      (12B-1) FEES   EXPENSES    EXPENSES*   EXPENSES     REIMBURSEMENT    EXPENSES**
---------------                 ----------  -------------  ----------  ----------  ----------  -----------------  ----------
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B.....     0.38%         0.25%        0.05%         --        0.68%           0.03%          0.65%(2)
  BlackRock Legacy Large Cap
     Growth Portfolio
     -- Class A...............     0.73%           --         0.10%         --        0.83%           0.01%          0.82%(3)
  BlackRock Money Market
     Portfolio -- Class A.....     0.32%           --         0.02%         --        0.34%           0.01%          0.33%(4)
  FI Value Leaders Portfolio
     -- Class D...............     0.67%         0.10%        0.10%         --        0.87%             --           0.87%
  MFS(R) Total Return
     Portfolio -- Class F.....     0.54%         0.20%        0.06%         --        0.80%             --           0.80%
  Neuberger Berman Mid Cap
     Value Portfolio  -- Class
     A........................     0.65%           --         0.07%         --        0.72%             --           0.72%
  Oppenheimer Global Equity
     Portfolio  -- Class A++..     0.53%           --         0.11%         --        0.64%             --           0.64%
  Oppenheimer Global Equity
     Portfolio  -- Class B....     0.53%         0.25%        0.11%         --        0.89%             --           0.89%
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Capital Opportunities
     Portfolio................     0.42%         0.25%        0.13%         --        0.80%             --           0.80%
  The Dividend Growth
     Portfolio................     0.54%         0.25%        0.13%         --        0.92%             --           0.92%
  The S & P 500 Index
     Portfolio................     0.12%         0.25%        0.16%         --        0.53%             --           0.53%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Capital Growth Portfolio....     0.50%           --         0.40%       0.01%       0.91%             --           0.91%
  Value Portfolio.............     0.55%           --         0.42%       0.01%       0.98%             --           0.98%
VAN KAMPEN LIFE INVESTMENT
  TRUST  -- CLASS II
  Capital Growth Portfolio....     0.70%         0.25%        0.14%         --        1.09%             --           1.09%
  Government Portfolio........     0.50%         0.25%        0.11%         --        0.86%             --           0.86%
  Growth and Income
     Portfolio................     0.57%         0.25%        0.05%         --        0.87%             --           0.87%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1)   Other Expenses have been restated to reflect current fees.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Strategic Bond Portfolio          consistent with the preservation     LLC
                                    of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities, L.P.
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Lord Abbett Growth and Income       Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and income without excessive         Subadviser: Lord, Abbett & Co.
                                    fluctuation in market value.         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y*
The Capital Opportunities           Seeks, as its primary objective,     Morgan Stanley Investment
  Portfolio                         growth of capital through            Advisors Inc.
                                    investments in common stocks of
                                    companies believed by the
                                    investment adviser to have
                                    potential for superior growth
                                    and, as a secondary objective,
                                    income, but only when consistent
                                    with its primary objective.
The Dividend Growth Portfolio*      Seeks to provide reasonable          Morgan Stanley Investment
                                    current income and long-term         Advisors Inc.*
                                    growth of income and capital.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
The S & P 500 Index Portfolio*      Seeks to provide investment          Morgan Stanley Investment
                                    results that, before expenses,       Advisors Inc.*
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's(R) 500
                                    Composite Stock Price Index.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I*
Capital Growth Portfolio            Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.
Value Portfolio*                    Seeks above-average total return     Morgan Stanley Investment
                                    over a market cycle of three to      Management Inc.*
                                    five years by investing primarily
                                    in a portfolio of common stocks
                                    and other equity securities.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II*
Capital Growth Portfolio*           Seeks capital appreciation.          Van Kampen Asset Management*
Government Portfolio*               Seeks to provide investors with      Van Kampen Asset Management*
                                    high current return consistent
                                    with preservation of capital.
Growth and Income Portfolio*        Seeks long-term growth of capital    Van Kampen Asset Management*
                                    and income.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

*The portfolio name, trust name, and/or investment adviser are expected to change due to an underlying fund reorganization on or around May 28, 2010.

Certain Variable Funding Options may have been subject to a name change, fund and/or trust reorganization, or substitutions. Please see "Appendix
A -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

We have modified the following paragraph in this section to read as follows

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We have modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Global High Yield Bond Portfolio, Legg Mason Western Asset Variable Strategic Bond Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

We have modified the last paragraph in this section to read as follows:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We have modified the following paragraph to read as follows:

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

TERMINATION

We have added this paragraph as the last paragraph in this subsection:

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We have modified the following paragraph and list of Class B Subaccounts to read as follows:

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                       CLASS B SUBACCOUNTS/
                                         UNDERLYING FUNDS
                    ----------------------------------------------------------
                          VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
                            Government Portfolio
                          LEGG MASON PARTNERS VARIABLE INCOME
                            TRUST -- CLASS I
                            Legg Mason Western Asset Variable Global
                               High Yield Bond Portfolio
                            Legg Mason Western Asset Variable Strategic
                               Bond Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio -- Class B
                            BlackRock Money Market Portfolio -- Class A

TERMINATION

We have added the following paragraph as the second paragraph in this subsection:

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the last paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

The following modifies the paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                   APPENDIX A

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, a fund and/or trust reorganization or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive         Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Fundamental        Legg Mason ClearBridge Variable Fundamental
     Value Portfolio                                 All Cap Value Portfolio
  Legg Mason Partners Variable Investors          Legg Mason ClearBridge Variable Large Cap
     Portfolio                                       Value Portfolio
  Legg Mason Partners Variable Large Cap          Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Small Cap          Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                                Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Global High        Legg Mason Western Asset Variable Global
     Yield Portfolio                                 High Yield Portfolio
  Legg Mason Partners Variable Strategic Bond     Legg Mason Western Asset Variable Strategic
     Portfolio                                       Bond Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio             Morgan Stanley Mid Cap Growth Portfolio


PENDING UNDERLYING FUND/TRUST REORGANIZATIONS

The following former Underlying Funds and Trusts are expected to be reorganized into newly Underlying Funds and Trusts on or around May 28, 2010.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  SERIES -- CLASS Y                               INSURANCE FUNDS) -- SERIES II
  The Dividend Growth Portfolio(1)              Invesco V.I. Dividend Growth Fund
  The S & P 500 Index Portfolio( 1)             Invesco V.I. S & P 500 Index Fund
THE UNIVERSAL INSTITUTIONAL FUNDS,              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INC. -- CLASS I                                 INSURANCE FUNDS) -- SERIES I
  Value Portfolio(2)                            Invesco Van Kampen V.I. Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST  -- CLASS II   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
                                                  INSURANCE FUNDS) -- SERIES II
  Capital Growth Portfolio(3)                   Invesco Van Kampen V.I. Capital Growth Fund
  Government Portfolio(3)                       Invesco Van Kampen V.I. Government Fund
  Growth and Income Portfolio(3)                Invesco Van Kampen V.I. Growth and Income Fund


(1)The investment adviser for this Underlying Fund is expected to change its name from Morgan Stanley Investment Advisors Inc. to Invesco Advisers, Inc. on or around May 28, 2010.

(2)The investment adviser for this Underlying Fund is expected to change its name from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc. on or around May 28, 2010.

(3)The investment adviser for this Underlying Fund is expected to change its name from Van Kampen Asset Management to Invesco Advisers, Inc. on or around May 28, 2010.

UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -       MET INVESTORS SERIES TRUST - CLASS B
  CLASS II
  Small Company Growth Portfolio - Class II       Invesco Small Cap Growth Portfolio - Class
                                                     B

           PREMIER ADVISERS III (SERIES II) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2010
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for Premier Advisers III (Series
II) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Van Kampen Comstock Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                    METROPOLITAN SERIES FUND, INC.
  Contrafund(R) Portfolio                          BlackRock Bond Income Portfolio -- Class B
  Mid Cap Portfolio                                BlackRock Legacy Large Cap Growth
LEGG MASON PARTNERS VARIABLE EQUITY                   Portfolio -- Class A
  TRUST -- CLASS I                                 BlackRock Money Market Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       FI Value Leaders Portfolio -- Class D
     Growth Portfolio                              MFS(R) Total Return Portfolio -- Class F
  Legg Mason ClearBridge Variable Fundamental      Neuberger Berman Mid Cap Value
     All Cap Value Portfolio                          Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        Oppenheimer Global Equity
     Growth Portfolio                                 Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap      MORGAN STANLEY VARIABLE INVESTMENT
     Value Portfolio                               SERIES -- CLASS Y
  Legg Mason ClearBridge Variable Small Cap        The Capital Opportunities Portfolio
     Growth Portfolio                              The Dividend Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME                The S & P 500 Index Portfolio
  TRUST -- CLASS I                               THE UNIVERSAL INSTITUTIONAL FUNDS,
  Legg Mason Western Asset Variable Global         INC. -- CLASS I
     High Yield Bond Portfolio                     Capital Growth Portfolio
  Legg Mason Western Asset Variable Strategic      Value Portfolio
     Bond Portfolio                              VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
MET INVESTORS SERIES TRUST                         Capital Growth Portfolio
  Clarion Global Real Estate                       Government Portfolio
     Portfolio -- Class A                          Growth and Income Portfolio
  Dreman Small Cap Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class
     B
  Lord Abbett Growth and Income
     Portfolio -- Class B
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A
  MFS(R) Research International
     Portfolio -- Class B
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class A


Certain Variable Funding Options have been subject to a name change, fund and/or trust reorganization, or substitution. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                     SUMMARY

--------------------------------------------------------------------------------

The following information is added as the second paragraph in the "WHO CAN PURCHASE THE CONTRACT?" section:

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate The Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               6%
         2 years               4 years               5%
         4 years               5 years               4%
         5 years               6 years               3%
         6 years               7 years               2%
        7 years+                                     0%


(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:

Mortality and Expense Risk Charge*..............................................    1.40%
Administrative Expense Charge...................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........    1.55%
Optional E.S.P. Charge..........................................................    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................    1.70%
Optional GMAB Charge............................................................    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................    2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........    2.20%
Optional GMWB I Charge..........................................................    1.00%(6)
Optional GMWB II Charge.........................................................    1.00%(6)
Optional GMWB III Charge........................................................    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................    2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............    1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........    1.95%


---------
*     We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; the amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and an amount, if any, equal to the underlying fund expenses that are in excess of 1.26% for the Subaccount investing in Invesco Small Cap Growth Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.17%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.11%            --            0.92%           --          0.92%
  Mid Cap Portfolio..............     0.56%        0.25%       0.12%            --            0.93%           --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio++.................     0.75%          --        0.06%            --            0.81%           --          0.81%(1)
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio++.................     0.75%          --        0.10%            --            0.85%           --          0.85%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.06%            --            0.71%           --          0.71%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.17%            --            0.92%           --          0.92%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.11%            --            0.91%           --          0.91%
  Legg Mason Western Asset
     Variable Strategic Bond
     Portfolio...................     0.65%          --        0.31%            --            0.96%           --          0.96%
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate
     Portfolio  -- Class A.......     0.64%          --        0.09%            --            0.73%           --          0.73%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.79%          --        0.10%            --            0.89%           --          0.89%
  Invesco Small Cap Growth
     Portfolio  -- Class B.......     0.86%        0.25%       0.04%            --            1.15%           --          1.15%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE   NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES*     EXPENSES   REIMBURSEMENT   EXPENSES**
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ----------
  Lord Abbett Growth and Income
     Portfolio -- Class B........     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  MFS(R) Emerging Markets Equity
     Portfolio  -- Class A.......     0.99%          --        0.18%            --            1.17%           --          1.17%
  MFS(R) Research International
     Portfolio  -- Class B.......     0.71%        0.25%       0.10%            --            1.06%           --          1.06%
  Morgan Stanley Mid Cap Growth
     Portfolio  -- Class A.......     0.70%          --        0.20%            --            0.90%           --          0.90%
  Van Kampen Comstock Portfolio
     -- Class B..................     0.61%        0.25%       0.03%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Bond Income
     Portfolio -- Class B........     0.38%        0.25%       0.05%            --            0.68%         0.03%         0.65%(2)
  BlackRock Legacy Large Cap
     Growth Portfolio  -- Class
     A...........................     0.73%          --        0.10%            --            0.83%         0.01%         0.82%(3)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(4)
  FI Value Leaders Portfolio
     -- Class D..................     0.67%        0.10%       0.10%            --            0.87%           --          0.87%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.06%            --            0.80%           --          0.80%
  Neuberger Berman Mid Cap Value
     Portfolio  -- Class A.......     0.65%          --        0.07%            --            0.72%           --          0.72%
  Oppenheimer Global Equity
     Portfolio  -- Class A++.....     0.53%          --        0.11%            --            0.64%           --          0.64%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.11%            --            0.89%           --          0.89%
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y
  The Capital Opportunities
     Portfolio...................     0.42%        0.25%       0.13%            --            0.80%           --          0.80%
  The Dividend Growth Portfolio..     0.54%        0.25%       0.13%            --            0.92%           --          0.92%
  The S & P 500 Index Portfolio..     0.12%        0.25%       0.16%            --            0.53%           --          0.53%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I
  Capital Growth Portfolio.......     0.50%          --        0.40%          0.01%           0.91%                       0.91%
  Value Portfolio................     0.55%          --        0.42%          0.01%           0.98%           --          0.98%
VAN KAMPEN LIFE INVESTMENT TRUST
  -- CLASS II
  Capital Growth Portfolio.......     0.70%        0.25%       0.14%            --            1.09%           --          1.09%
  Government Portfolio...........     0.50%        0.25%       0.11%            --            0.86%           --          0.86%
  Growth and Income Portfolio....     0.57%        0.25%       0.05%            --            0.87%           --          0.87%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.
(1)   Other Expenses have been restated to reflect current fees.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio                         of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Strategic Bond Portfolio          consistent with the preservation     LLC
                                    of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MET INVESTORS SERIES TRUST
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities, L.P.
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Lord Abbett Growth and Income       Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and income without excessive         Subadviser: Lord, Abbett & Co.
                                    fluctuation in market value.         LLC
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.*
METROPOLITAN SERIES FUND, INC.
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class B              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Neuberger Berman Mid Cap Value      Seeks capital growth.                MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Neuberger Berman
                                                                         Management LLC
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: OppenheimerFunds,
                                                                         Inc.
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MORGAN STANLEY VARIABLE
  INVESTMENT SERIES -- CLASS Y*
The Capital Opportunities           Seeks, as its primary objective,     Morgan Stanley Investment
  Portfolio                         growth of capital through            Advisors Inc.
                                    investments in common stocks of
                                    companies believed by the
                                    investment adviser to have
                                    potential for superior growth
                                    and, as a secondary objective,
                                    income, but only when consistent
                                    with its primary objective.
The Dividend Growth Portfolio*      Seeks to provide reasonable          Morgan Stanley Investment
                                    current income and long-term         Advisors Inc.*
                                    growth of income and capital.
The S & P 500 Index Portfolio*      Seeks to provide investment          Morgan Stanley Investment
                                    results that, before expenses,       Advisors Inc.*
                                    correspond to the total return
                                    (i.e., the combination of capital
                                    changes and income) of the
                                    Standard & Poor's(R) 500
                                    Composite Stock Price Index.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. -- CLASS I*
Capital Growth Portfolio            Seeks long-term capital              Morgan Stanley Investment
                                    appreciation by investing            Management Inc.
                                    primarily in growth-oriented
                                    equity securities of large-
                                    capitalization companies.
Value Portfolio*                    Seeks above-average total return     Morgan Stanley Investment
                                    over a market cycle of three to      Management Inc.*
                                    five years by investing primarily
                                    in a portfolio of common stocks
                                    and other equity securities.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II*
Capital Growth Portfolio*           Seeks capital appreciation.          Van Kampen Asset Management*
Government Portfolio*               Seeks to provide investors with      Van Kampen Asset Management*
                                    high current return consistent
                                    with preservation of capital.
Growth and Income Portfolio*        Seeks long-term growth of capital    Van Kampen Asset Management*
                                    and income.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

*The portfolio name, trust name, and/or investment adviser are expected to change due to an underlying fund reorganization on or around May 28, 2010.

Certain Variable Funding Options may have been subject to a name change, a fund and or trust reorganization or substitution. Please see "Appendix
A -- Additional Information Regarding Underlying Funds."

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

PREMIUM TAX

We have modified the following paragraph in this section to read as follows:

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We may deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

                                    TRANSFERS

--------------------------------------------------------------------------------

MARKET TIMING/EXCESSIVE TRADING

We have modified the second paragraph in this subsection to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Invesco Small Cap Growth Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason Western Asset Variable Strategic Bond Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

We have modified the last paragraph in this section to read as follows:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We have revised the following paragraph to read as follows:

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit. If we do restrict allocations, we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

TERMINATION

We have added this paragraph as the last paragraph in this subsection:

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

We have revised the following paragraph and list of Class B Subaccounts to read as follows:

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. These investment restrictions are intended to reduce the risk of investment losses which could require the Company to use the assets from its general account to pay amounts due under the benefit.

Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                       CLASS B SUBACCOUNTS/
                                         UNDERLYING FUNDS
                    ----------------------------------------------------------
                          VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                            Government Portfolio
                          LEGG MASON PARTNERS VARIABLE INCOME
                            TRUST -- CLASS I
                            Legg Mason Western Asset Variable Global
                               High Yield Bond Portfolio
                            Legg Mason Western Asset Variable Strategic
                               Bond Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio -- Class B
                            BlackRock Money Market Portfolio -- Class A

TERMINATION

We have added the following paragraph as the second paragraph in this section:

We will waive the termination of the rider if you assign the Contract in order to comply with the nontaxable exchange requirements of Section 1035 of the Code under the following limited circumstances: If the Section 1035 exchange is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable surrender charges.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the last paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                   APPENDIX A

--------------------------------------------------------------------------------

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change, a fund and/or trust reorganization or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and new name of the trust of which the Underlying Fund is a part.

FUND NAME CHANGES

               FORMER FUND NAME                                  NEW FUND NAME
----------------------------------------------  ----------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive         Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Fundamental        Legg Mason ClearBridge Variable Fundamental
     Value Portfolio                                 All Cap Value Portfolio
  Legg Mason Partners Variable Investors          Legg Mason ClearBridge Variable Large Cap
     Portfolio                                       Value Portfolio
  Legg Mason Partners Variable Large Cap          Legg Mason ClearBridge Variable Large Cap
     Growth Portfolio                                Growth Portfolio
  Legg Mason Partners Variable Small Cap          Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                                Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Global High        Legg Mason Western Asset Variable Global
     Yield Portfolio                                 High Yield Portfolio
  Legg Mason Partners Variable Strategic Bond     Legg Mason Western Asset Variable Strategic
     Portfolio                                       Bond Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Van Kampen Mid Cap Growth Portfolio             Morgan Stanley Mid Cap Growth Portfolio


PENDING UNDERLYING FUND/TRUST REORGANIZATIONS

The following former Underlying Funds and Trusts are expected to be reorganized into newly Underlying Funds and Trusts on or around May 28, 2010.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  SERIES -- CLASS Y                               INSURANCE FUNDS) -- SERIES II
  The Dividend Growth Portfolio(1)              Invesco V.I. Dividend Growth Fund
  The S & P 500 Index Portfolio( 1)             Invesco V.I. S & P 500 Index Fund
THE UNIVERSAL INSTITUTIONAL FUNDS,              AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
  INC. -- CLASS I                                 INSURANCE FUNDS) -- SERIES I
  Value Portfolio(2)                            Invesco Van Kampen V.I. Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST  -- CLASS II   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
                                                  INSURANCE FUNDS) -- SERIES II
  Capital Growth Portfolio(3)                   Invesco Van Kampen V.I. Capital Growth Fund
  Government Portfolio(3)                       Invesco Van Kampen V.I. Government Fund
  Growth and Income Portfolio(3)                Invesco Van Kampen V.I. Growth and Income Fund


(1)The investment adviser for this Underlying Fund is expected to change its name from Morgan Stanley Investment Advisors Inc. to Invesco Advisers, Inc. on or around May 28, 2010.

(2)The investment adviser for this Underlying Fund is expected to change its name from Morgan Stanley Investment Management Inc. to Invesco Advisers, Inc. on or around May 28, 2010.

(3)The investment adviser for this Underlying Fund is expected to change its name from Van Kampen Asset Management to Invesco Advisers, Inc. on or around May 28, 2010.

UNDERLYING FUND SUBSTITUTION

The following new Underlying Fund was substituted for the former Underlying
Fund.

            FORMER UNDERLYING FUND                            NEW UNDERLYING FUND
----------------------------------------------  ----------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -       MET INVESTORS SERIES TRUST - CLASS B
  CLASS II
  Small Company Growth Portfolio                  Invesco Small Cap Growth Portfolio




                                       A-2